Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 4,630	$ 5,582
Maximum exposure to loss related to involvement with variable interest entity	4,100
Operating leases maximum maturity date	2025
Rental expense	81,155	79,585	76,547
Carrier and Its Affiliates
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 32,000